HSBC FUNDS

HSBC U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund
(the “Funds”)

Supplement dated March 27, 2023
to the Prospectus and Statement of Additional Information (“SAI”), each dated February 28, 2023, as supplemented from time to time

The Funds will be closed for business on April 7, 2023, in observance of the Good Friday holiday. Accordingly, the Funds will not determine their net asset value on such date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SAI FOR FUTURE REFERENCE.

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